Marketable Securities: (Details Text) (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 178,250	$ 433,973	$ 0	$ 612,223
marketable securities cost basis	$ 321,016	$ 511,766		$ 321,016